EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of joint ventures [line items]
Investments, beginning balance			$ 4,133
Equity pick-up from equity investees	$ 115	$ 58	163	$ 111
Investments, ending balance	4,262		4,262		$ 4,133
Joint ventures [member]
Disclosure of joint ventures [line items]
Investments, beginning balance			4,133	3,983	3,983
Acquisitions					703
Equity pick-up from equity investees			163		232
Funds contirbuted to equity investees			55
Dividends received from equity investees			(89)		(273)
Non-cash dividend received from equity investees					(505)
Shareholder loan repayment					(7)
Investments, ending balance	4,262		4,262		4,133
Kibali [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance			2,119	2,659	2,659
Acquisitions					0
Equity pick-up from equity investees			72		145
Funds contirbuted to equity investees			0
Dividends received from equity investees			(36)		(180)
Non-cash dividend received from equity investees					(505)
Shareholder loan repayment					0
Investments, ending balance	2,155		2,155		2,119
Jabal Sayid
Disclosure of joint ventures [line items]
Investments, beginning balance			391	382	382
Acquisitions					0
Equity pick-up from equity investees			63		102
Funds contirbuted to equity investees			0
Dividends received from equity investees			(53)		(93)
Non-cash dividend received from equity investees					0
Shareholder loan repayment					0
Investments, ending balance	401		401		391
Zaldívar
Disclosure of joint ventures [line items]
Investments, beginning balance			874	890	890
Acquisitions					0
Equity pick-up from equity investees			8		(16)
Funds contirbuted to equity investees			0
Dividends received from equity investees			0		0
Non-cash dividend received from equity investees					0
Shareholder loan repayment					0
Investments, ending balance	882		882		874
Porgera
Disclosure of joint ventures [line items]
Investments, beginning balance			703	0	0
Acquisitions					703
Equity pick-up from equity investees			21		0
Funds contirbuted to equity investees			55
Dividends received from equity investees			0		0
Non-cash dividend received from equity investees					0
Shareholder loan repayment					0
Investments, ending balance	779		779		703
Other
Disclosure of joint ventures [line items]
Investments, beginning balance			46	$ 52	52
Acquisitions					0
Equity pick-up from equity investees			(1)		1
Funds contirbuted to equity investees			0
Dividends received from equity investees			0		0
Non-cash dividend received from equity investees					0
Shareholder loan repayment					(7)
Investments, ending balance	$ 45		$ 45		$ 46